Equity Investments -Equity in Income and Carrying Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity investments
Equity in income of equity investments, net of tax	$ 40,532	$ 26,115	$ 25,430
Equity investments, net (Note 10)	163,518	133,556
China Union Pay Data Co., Ltd
Equity investments
Equity investments, net (Note 10)	127,367	101,638
Other
Equity investments
Equity investments, net (Note 10)	$ 36,151	$ 31,918